Summary of Class B Series Three Common Shares Granted (Detail) (Class B Series Three Common Shares)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Before Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	1,260,828	715,401
Grants	495,020	625,970
Redemptions	(121,396)	(80,543)
Shares outstanding, end of the period	1,634,452	1,260,828
Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	(343,717)	(176,867)
Grants	(127,145)	(166,850)
Shares outstanding, end of the period	(470,862)	(343,717)
After Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	917,111	538,534
Grants	367,875	459,120
Redemptions	(121,396)	(80,543)
Shares outstanding, end of the period	1,163,590	917,111